DEBT (Details - Debt maturities)	Mar. 31, 2023 USD ($)
Debt Disclosure [Abstract]
2023	$ 0
2024	0
2025	0
2026	0
2027	1,687
Thereafter	148,313
Total long-term debt	$ 150,000